GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 37.2%
Aerospace & Defense – 0.4%
48,621	L3Harris Technologies, Inc.	$ 10,175,889

Banks – 4.5%
437,420	Bank of America Corp.	20,182,559
422,388	BNP Paribas SA ADR(a)	15,064,468
193,066	JPMorgan Chase & Co.	28,689,608
77,788	M&T Bank Corp.	13,175,731
1,512,157	Nordea Bank Abp ADR	18,009,790
229,289	Truist Financial Corp.	14,403,935

		109,526,091

Beverages – 0.7%
59,236	Coca-Cola Europacific Partners PLC	3,385,337
211,495	The Coca-Cola Co.	12,903,310

		16,288,647

Biotechnology – 0.3%
27,119	Amgen, Inc.	6,159,810

Capital Markets – 1.1%
12,701	BlackRock, Inc.	10,452,161
89,059	Morgan Stanley	9,132,110
57,713	Singapore Exchange Ltd. ADR(a)	6,023,217

		25,607,488

Chemicals – 0.8%
22,430	Air Products & Chemicals, Inc.	6,327,951
37,429	Linde PLC	11,927,874

		18,255,825

Commercial Services & Supplies – 0.5%
99,652	Republic Services, Inc.	12,721,574

Communications Equipment – 0.9%
292,093	Cisco Systems, Inc.	16,260,817
151,609	Juniper Networks, Inc.	5,279,026

		21,539,843

Construction & Engineering – 0.3%
276,410	Vinci SA ADR	7,554,285

Consumer Finance – 0.4%
52,496	American Express Co.	9,439,831

Containers & Packaging – 0.2%
105,619	International Paper Co.	5,096,117

Diversified Telecommunication Services – 0.7%
672,239	AT&T, Inc.	17,142,095

Electric Utilities – 1.4%
1,650,484	Enel SpA ADR(a)	12,593,193
186,401	NextEra Energy, Inc.	14,561,646
88,294	Xcel Energy, Inc.	6,150,560

		33,305,399

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 1.5%
95,872	Eaton Corp. PLC	$ 15,189,001
612,790	Schneider Electric SE ADR	20,638,767

		35,827,768

Electronic Equipment, Instruments & Components – 0.3%
53,148	TE Connectivity Ltd.	7,600,696

Energy Equipment & Services – 0.1%
100,541	Noble Corp.	2,482,357

Equity Real Estate Investment Trusts (REITs) – 2.4%
47,790	Alexandria Real Estate Equities, Inc.	9,311,403
43,336	American Tower Corp.	10,899,004
38,004	AvalonBay Communities, Inc.	9,281,717
37,946	Boston Properties, Inc.	4,252,988
77,387	Duke Realty Corp.	4,471,421
111,999	Healthpeak Properties, Inc.	3,961,405
176,040	Hudson Pacific Properties, Inc.	4,159,825
200,816	Ventas, Inc.	10,647,264

		56,985,027

Food & Staples Retailing – 0.2%
39,325	Walmart, Inc.	5,498,028

Food Products – 1.7%
74,321	Archer-Daniels-Midland Co.	5,574,075
121,845	General Mills, Inc.	8,368,315
47,612	McCormick & Co., Inc.	4,775,960
137,374	Mondelez International, Inc. Class A	9,208,179
103,324	Nestle SA ADR	13,343,261

		41,269,790

Health Care Equipment & Supplies – 0.9%
147,482	Medtronic PLC	15,262,912
52,611	Zimmer Biomet Holdings, Inc.	6,472,205

		21,735,117

Health Care Providers & Services – 1.4%
143,401	CVS Health Corp.	15,273,641
40,449	UnitedHealth Group, Inc.	19,114,984

		34,388,625

Hotels, Restaurants & Leisure – 1.0%
45,779	McDonald’s Corp.	11,877,362
41,307	Starbucks Corp.	4,061,304
61,120	Yum! Brands, Inc.	7,650,390

		23,589,056

Household Products – 1.2%
58,913	Kimberly-Clark Corp.	8,109,374
31,376	The Clorox Co.	5,266,775
94,968	The Procter & Gamble Co.	15,237,616

		28,613,765

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.5%
53,965	Honeywell International, Inc.	$ 11,034,763

Insurance – 2.0%
55,843	Chubb Ltd.	11,016,707
52,101	Marsh & McLennan Cos., Inc.	8,004,797
171,865	MetLife, Inc.	11,525,267
344,160	Zurich Insurance Group AG ADR(a)	16,530,005

		47,076,776

IT Services – 1.3%
22,737	Accenture PLC Class A	8,039,348
85,067	Cognizant Technology Solutions Corp. Class A	7,266,423
57,331	Fidelity National Information Services, Inc.	6,875,134
72,171	International Business Machines Corp.	9,639,881

		31,820,786

Machinery – 0.8%
37,325	Cummins, Inc.	8,244,346
49,569	Illinois Tool Works, Inc.	11,595,181

		19,839,527

Media – 0.1%
194,739	Bright Pattern Holding Co.(b)	1,947
82,599	The New York Times Co. Class A	3,306,438

		3,308,385

Metals & Mining – 0.5%
175,425	Rio Tinto PLC ADR	12,525,345

Multi-Utilities – 1.3%
98,764	Ameren Corp.	8,764,317
120,904	CMS Energy Corp.	7,783,800
117,452	National Grid PLC ADR(a)	8,596,312
52,755	Sempra Energy	7,288,631

		32,433,060

Multiline Retail – 0.4%
42,044	Target Corp.	9,267,759

Oil, Gas & Consumable Fuels – 2.1%
1,000	Chesapeake Energy Corp.	68,170
93,084	Chevron Corp.	12,224,722
87,177	ConocoPhillips	7,725,626
183,728	Devon Energy Corp.	9,291,125
4,135	Noble Corp.	102,093
32,135	Pioneer Natural Resources Co.	7,034,030
296,198	Royal Dutch Shell PLC ADR Class A	15,224,577

		51,670,343

Pharmaceuticals – 2.8%
106,263	AstraZeneca PLC ADR	6,185,569
263,248	Bristol-Myers Squibb Co.	17,082,163

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
47,952	Eli Lilly & Co.	$ 11,766,941
119,053	Johnson & Johnson	20,511,641
126,518	Novartis AG ADR	10,995,680

		66,541,994

Road & Rail – 0.3%
32,584	Union Pacific Corp.	7,968,417

Semiconductors & Semiconductor Equipment – 1.1%
24,950	KLA Corp.	9,712,287
128,461	Marvell Technology, Inc.	9,172,115
39,703	Texas Instruments, Inc.	7,126,291

		26,010,693

Software – 0.2%
18,006	Microsoft Corp.	5,599,506

Specialty Retail – 0.4%
21,234	Advance Auto Parts, Inc.	4,915,883
11,308	The Home Depot, Inc.	4,149,810

		9,065,693

Technology Hardware, Storage & Peripherals – 0.2%
44,037	NetApp, Inc.	3,809,641

Water Utilities – 0.3%
45,609	American Water Works Co., Inc.	7,333,927

TOTAL COMMON STOCKS (Cost $688,756,994)		$ 896,109,738

Shares	Dividend Rate	Value

Preferred Stocks(c) – 0.4%
Capital Markets(d) – 0.2%
Morgan Stanley, Inc. (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 5,004,854

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,090,988

Insurance(d) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	3.346	3,128,716

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 9,224,558

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 46.7%
Advertising(c)(e) – 0.1%
Terrier Media Buyer, Inc.
$2,850,000	8.875%	12/15/27	$ 3,006,750

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – 0.9%
Bombardier, Inc.(e)
$1,125,000	7.500%	12/01/24	$ 1,161,562
1,152,000	7.500	03/15/25	1,166,400
BWX Technologies, Inc.(e)
1,023,000	4.125	06/30/28	1,008,934
Spirit AeroSystems, Inc.
4,715,000	4.600	06/15/28	4,549,975
The Boeing Co.
3,432,000	5.150	05/01/30	3,868,139
1,652,000	5.805	05/01/50	2,077,258
TransDigm, Inc.
3,300,000	5.500	11/15/27	3,316,500
315,000	4.625	01/15/29	298,462
266,000	4.875	05/01/29	254,030
Triumph Group, Inc.
2,885,000	7.750	08/15/25	2,856,150

			20,557,410

Agriculture – 0.4%
BAT Capital Corp.(c)
10,000,000	4.390	08/15/37	10,109,700
MHP SE
270,000	7.750	05/10/24	244,401

			10,354,101

Airlines – 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)
522,000	5.500	04/20/26	533,745
1,717,000	5.750	04/20/29	1,759,925
Azul Investments LLP(c)(e)
200,000	7.250	06/15/26	180,538
Delta Air Lines, Inc.(c)
3,600,000	7.375	01/15/26	4,095,000
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(c)(e)
2,155,000	5.750	01/20/26	2,192,712
United Airlines, Inc.(c)(e)
1,625,000	4.375	04/15/26	1,608,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines – (continued)
United Airlines, Inc.(c)(e) – (continued)
$2,080,000	4.625%		04/15/29	$ 2,064,400

				12,435,070

Automotive – 1.3%
BorgWarner, Inc.(e)
2,000,000	5.000		10/01/25	2,196,420
Clarios Global LP/Clarios US Finance Co.(c)(e)
1,850,000	8.500		05/15/27	1,926,313
Dana, Inc.(c)
2,075,000	4.250		09/01/30	2,017,938
Dealer Tire LLC/DT Issuer LLC(c)(e)
5,637,000	8.000		02/01/28	5,777,925
Ford Motor Co.(c)
3,726,000	3.250		02/12/32	3,512,619
Ford Motor Credit Co. LLC(c)
1,600,000	4.140		02/15/23	1,619,651
400,000	4.687		06/09/25	415,848
4,260,000	3.375		11/13/25	4,263,131
1,640,000	3.815		11/02/27	1,642,747
General Motors Co.(c)
3,000,000	6.600		04/01/36	3,856,050
General Motors Financial Co., Inc.(c)
1,975,000	5.650		01/17/29	2,271,645
NIO, Inc.(e)(f)
190,000	0.000	(g)	02/01/26	159,947
40,000	0.500		02/01/27	32,606
Real Hero Merger Sub 2, Inc.(c)(e)
360,000	6.250		02/01/29	351,900
Wheel Pros, Inc.(c)(e)
1,420,000	6.500		05/15/29	1,320,600

				31,365,340

Banks – 3.7%
Absa Group Ltd.(c)(d) (5 year CMT + 5.411%)
460,000	6.375		12/31/99	460,000
Access Bank PLC(e)
400,000	6.125		09/21/26	394,000
Alfa Bank AO Via Alfa Bond Issuance PLC(c)(d) (5 year CMT + 4.546%)
360,000	5.950		04/15/30	342,900
Banco BBVA Peru SA(c)(d) (5 year CMT + 2.750%)
190,000	5.250		09/22/29	198,408

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Continental SAECA(e)
$720,000	2.750%		12/10/25	$ 692,460
Banco Davivienda SA(c)(d)(e) (10 year CMT + 5.097%)
220,000	6.650		12/31/99	217,525
Banco de Bogota SA
330,000	6.250		05/12/26	350,006
Banco Industrial SA/Guatemala(c)(d)(e) (5 Year CMT + 4.442%)
930,000	4.875		01/29/31	913,539
Banco Mercantil del Norte SA/Grand Cayman(c)(d)
(5 year CMT + 4.643%)
340,000	5.875	(e)	12/31/99	327,845
(5 year CMT + 4.967%)
690,000	6.750		12/31/99	703,498
Banco Santander SA
2,000,000	3.490		05/28/30	2,051,900
Bank Leumi Le-Israel BM(c)(d)(e) (5 Year CMT + 1.631%)
710,000	3.275		01/29/31	698,019
Bank of America Corp.(c)(d) (3M USD LIBOR + 3.898%)
4,000,000	6.100		12/31/99	4,275,840
BBVA Bancomer SA(c)(d) (5 Year CMT + 2.650%)
530,000	5.125		01/18/33	532,698
BNP Paribas SA(e)
2,700,000	4.375		05/12/26	2,874,582
BPCE SA(e)
4,150,000	4.625		09/12/28	4,582,969
Citigroup, Inc.(c)(d)
(3M USD LIBOR + 4.517%)
1,890,000	6.250		12/31/99	2,088,450
(SOFR + 3.914%)
900,000	4.412		03/31/31	992,304
Credit Bank of Moscow Via CBOM Finance PLC
260,000	4.700	(e)	01/29/25	237,868
(5 Year USD Swap + 5.416%)
280,000	7.500	(c)(d)	10/05/27	248,465
Credit Suisse Group AG(c)(d)(e) (5 Year USD Swap + 4.598%)
1,702,000	7.500		12/31/99	1,816,885
Deutsche Bank AG(c)(d)
(5 Year CMT + 4.524%)
800,000	6.000		12/31/99	805,000
(5 Year USD Swap + 2.248%)
2,000,000	4.296		05/24/28	2,031,530
First Bank of Nigeria, Ltd. Via FBN Finance Co. BV(e)
200,000	8.625		10/27/25	209,250
First-Citizens Bank & Trust Co.(c)
4,025,000	5.250		03/07/25	4,387,250
Freedom Mortgage Corp.(c)(e)
3,225,000	7.625		05/01/26	3,087,937

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Freedom Mortgage Corp.(c)(e) – (continued)
$2,610,000	6.625%		01/15/27	$ 2,414,250
Grupo Aval Ltd.(c)(e)
340,000	4.375		02/04/30	317,964
ING Groep NV(c)(d) (5 Year USD Swap + 4.446%)
5,000,000	6.500		12/31/99	5,350,000
Intesa Sanpaolo SpA(e)
8,000,000	5.017		06/26/24	8,327,200
Ipoteka-Bank ATIB
450,000	5.500		11/19/25	445,584
Itau Unibanco Holding SA(c)(d) (5 Year CMT + 3.981%)
500,000	6.125		12/31/99	494,537
JPMorgan Chase & Co.(c)(d)
(3M USD LIBOR + 3.330%)
4,000,000	6.125		12/31/99	4,202,240
(3M USD LIBOR + 3.800%)
2,700,000	3.932		12/31/99	2,700,000
(SOFR + 2.515%)
441,000	2.956		05/13/31	438,522
Minerva Merger Sub Inc.(c)(e)
4,765,000	6.500		02/15/30	4,741,175
National Bank of Uzbekistan
200,000	4.850		10/21/25	193,288
Natwest Group PLC
2,975,000	6.000		12/19/23	3,187,153
NBK Tier 1 Financing 2 Ltd.(c)(d) (6 Year USD Swap + 2.832%)
790,000	4.500		12/31/99	792,617
Oxford Finance LLC(c)(e)
1,365,000	6.375		02/01/27	1,388,887
Standard Chartered PLC(c)(d)(e) (5 Year CMT + 3.805%)
4,255,000	4.750		12/31/99	4,106,075
Tinkoff Bank JSC Via TCS Finance, Ltd.(c)(d)
(5 year CMT + 5.150%)
200,000	6.000	(e)	12/31/99	182,000
(5 year CMT + 7.592%)
550,000	9.250		12/31/99	547,525
Truist Financial Corp.(c)(d) (10 Year CMT + 4.349%)
2,237,000	5.100		12/31/99	2,426,317
Turkiye Vakiflar Bankasi TAO
200,000	6.000		11/01/22	199,163
UBS Group AG(c)(d) (5 Year USD Swap + 4.590%)
4,000,000	6.875		12/31/99	4,340,000
UniCredit SpA(c)(d)(e) (5 Year CMT + 4.750%)
1,525,000	5.459		06/30/35	1,592,359
United Bank for Africa PLC
670,000	7.750		06/08/22	668,241

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Uzbek Industrial and Construction Bank ATB
$600,000	5.750%	12/02/24	$ 593,362
VistaJet Malta Finance PLC/XO Management Holding, Inc.(c)(e)
3,525,000	6.375	02/01/30	3,502,969
Yapi ve Kredi Bankasi A/S(c)(d) (5 Year USD Swap + 11.245%)
260,000	13.875	12/31/99	286,293

			88,958,849

Beverages(c) – 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS(e)
420,000	3.375	06/29/28	403,200
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700	02/01/36	9,250,818
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(e)
400,000	5.250	04/27/29	406,000
Cia Cervecerias Unidas SA(e)
370,000	3.350	01/19/32	365,375
Constellation Brands, Inc.
2,275,000	2.875	05/01/30	2,269,904
3,975,000	2.250	08/01/31	3,757,409
Keurig Dr Pepper, Inc.
3,200,000	4.597	05/25/28	3,543,232
1,055,000	3.200	05/01/30	1,085,954
308,000	3.800	05/01/50	318,318

			21,400,210

Building Materials(e) – 0.6%
Builders FirstSource, Inc.(c)
1,187,000	6.750	06/01/27	1,231,512
1,800,000	5.000	03/01/30	1,845,000
Cemex SAB de CV(c)(d) (5 year CMT + 4.534%)
470,000	5.125	12/31/99	470,710
CP Atlas Buyer, Inc.(c)
2,160,000	7.000	12/01/28	2,084,400
Grupo Cementos De Chihuahua SAB de CV
450,000	3.614	04/20/32	446,850
Masonite International Corp.(c)
2,075,000	5.375	02/01/28	2,132,062
Standard Industries, Inc.(c)
1,880,000	4.375	07/15/30	1,800,044

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(e) – (continued)
Standard Industries, Inc.(c) – (continued)
$4,054,000	3.375%	01/15/31	$ 3,689,140

			13,699,718

Chemicals – 1.1%
Air Products & Chemicals, Inc.(c)
200,000	2.800	05/15/50	188,914
Ashland LLC(c)(e)
3,225,000	3.375	09/01/31	3,043,594
ASP Unifrax Holdings, Inc.(c)(e)
1,025,000	5.250	09/30/28	1,001,938
Axalta Coating Systems LLC(c)(e)
3,100,000	3.375	02/15/29	2,867,500
Braskem Netherlands Finance BV
220,000	4.500	01/31/30	223,438
Herens Holdco S.a.r.l.(c)(e)
1,795,000	4.750	05/15/28	1,709,737
INEOS Quattro Finance 2 PLC(c)(e)
780,000	3.375	01/15/26	764,400
Ingevity Corp.(c)(e)
2,775,000	4.500	02/01/26	2,771,531
1,305,000	3.875	11/01/28	1,236,487
Minerals Technologies, Inc.(c)(e)
1,695,000	5.000	07/01/28	1,714,069
OCP SA(c)(e)
200,000	5.125	06/23/51	180,700
Rayonier AM Products, Inc.(c)(e)
281,000	7.625	01/15/26	286,620
Sasol Financing USA LLC(c)
280,000	4.375	09/18/26	275,800
The Chemours Co.(c)(e)
4,560,000	4.625	11/15/29	4,360,500
The Scotts Miracle-Gro Co.(c)
3,702,000	4.000	04/01/31	3,535,410
Valvoline, Inc.(c)(e)
885,000	3.625	06/15/31	807,563
WR Grace Holdings LLC(c)(e)
1,855,000	5.625	08/15/29	1,785,437

			26,753,638

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(c) – 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(e)
	$2,557,000	6.625%		07/15/26	$ 2,624,121
	1,700,000	6.000		06/01/29	1,615,000
APi Escrow Corp.(e)
	575,000	4.750		10/15/29	564,938
APi Group DE, Inc.(e)
	4,304,000	4.125		07/15/29	4,217,920
APX Group, Inc.(e)
	4,286,000	5.750		07/15/29	4,007,410
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(e)
	1,605,000	5.375		03/01/29	1,607,006
Embecta Corp.(e)
	2,415,000	5.000		02/15/30	2,415,000
HealthEquity, Inc.(e)
	1,058,000	4.500		10/01/29	1,036,840
IHS Markit Ltd.(e)
	5,675,000	4.750		02/15/25	6,085,813
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS(e)
	200,000	9.500		07/10/36	196,475
Metis Merger Sub LLC(e)
	717,000	6.500		05/15/29	682,943
NESCO Holdings II, Inc.(e)
	3,083,000	5.500		04/15/29	3,052,170
Rent-A-Center, Inc.(e)
	850,000	6.375		02/15/29	874,437
Sabre GLBL, Inc.(e)
	2,405,000	9.250		04/15/25	2,690,594
Techem Verwaltungsgesellschaft 674 MBH
EUR	668,190	6.000		07/30/26	765,385
The ADT Security Corp.(e)
	$4,387,000	4.125		08/01/29	4,112,812
The Bidvest Group UK PLC(e)
	470,000	3.625		09/23/26	462,950
Verisure Holding AB(e)
EUR	725,000	3.250		02/15/27	786,442
Verisure Midholding AB
	800,000	5.250	(e)	02/15/29	890,204
	1,450,000	5.250		02/15/29	1,613,690

					40,302,150

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services & Supplies – 0.0%
Vnet Group, Inc.
$770,000	0.000%	02/01/26	$ 650,150

Computers(c) – 0.8%
Austin BidCo, Inc.(e)
2,371,000	7.125	12/15/28	2,412,493
Booz Allen Hamilton, Inc.(e)
2,513,000	3.875	09/01/28	2,469,022
Dell International LLC/EMC Corp.
2,699,000	8.100	07/15/36	3,885,777
Hewlett Packard Enterprise Co.
3,000,000	6.200	10/15/35	3,786,450
KBR, Inc.(e)
1,161,000	4.750	09/30/28	1,156,646
Presidio Holdings, Inc.(e)
2,095,000	8.250	02/01/28	2,204,988
Unisys Corp.(e)
1,060,000	6.875	11/01/27	1,131,550
Western Digital Corp.
3,000,000	4.750	02/15/26	3,150,000

			20,196,926

Distribution & Wholesale(c)(e) – 0.4%
American Builders & Contractors Supply Co, Inc.
2,760,000	3.875	11/15/29	2,601,300
BCPE Empire Holdings, Inc.
2,446,000	7.625	05/01/27	2,433,770
IAA, Inc.
750,000	5.500	06/15/27	767,812
Ritchie Bros Holdings, Inc.
440,000	4.750	12/15/31	442,750
Wolverine Escrow LLC
3,086,000	8.500	11/15/24	2,677,105
247,000	9.000	11/15/26	215,508

			9,138,245

Diversified Financial Services – 3.0%
AerCap Holdings NV(c)(d) (5 Year CMT + 4.535%)
1,825,000	5.875	10/10/79	1,855,479
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(c)
3,625,000	3.000	10/29/28	3,555,762

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Air Lease Corp.(c)
$2,750,000	3.750%		06/01/26	$ 2,863,547
Ally Financial, Inc.
4,000,000	8.000		11/01/31	5,422,400
(7 year CMT + 3.481%)
3,415,000	4.700	(c)(d)	12/31/99	3,380,850
Aviation Capital Group LLC(c)(e)
800,000	1.950		01/30/26	769,008
Avolon Holdings Funding Ltd.(c)(e)
3,450,000	5.250		05/15/24	3,652,929
1,927,000	2.528		11/18/27	1,827,432
B3 SA - Brasil Bolsa Balcao(e)
290,000	4.125		09/20/31	268,214
Castlelake Aviation Finance DAC(c)(e)
2,420,000	5.000		04/15/27	2,374,625
Coinbase Global, Inc.(c)(e)
2,234,000	3.375		10/01/28	1,999,430
Global Aircraft Leasing Co. Ltd.(c)(e)(h) (PIK 7.250%, Cash 6.500%)
1,879,174	6.500		09/15/24	1,761,726
Huarong Finance 2017 Co. Ltd.
200,000	4.250		11/07/27	197,500
Intercorp Peru Ltd.(c)
410,000	3.875		08/15/29	395,214
Jefferies Finance LLC/JFIN Co-Issuer Corp.(c)(e)
3,829,000	5.000		08/15/28	3,786,039
LD Holdings Group LLC(c)(e)
1,910,000	6.500		11/01/25	1,809,725
1,765,000	6.125		04/01/28	1,575,263
Midcap Financial Issuer Trust(c)(e)
2,567,000	6.500		05/01/28	2,586,252
810,000	5.625		01/15/30	785,700
Nationstar Mortgage Holdings, Inc.(c)(e)
2,651,000	5.500		08/15/28	2,598,468
Navient Corp.
3,000,000	5.500		01/25/23	3,060,000
4,388,000	5.500	(c)	03/15/29	4,267,330
NFP Corp.(c)(e)
3,360,000	6.875		08/15/28	3,187,800
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,760,198

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
OneMain Finance Corp. – (continued)
$1,643,000	4.000	%(c)	09/15/30	$ 1,525,936
Raymond James Financial, Inc.(c)
900,000	4.650		04/01/30	1,012,824
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(c)(e)
2,305,000	2.875		10/15/26	2,192,126
2,390,000	4.000		10/15/33	2,238,749
The Charles Schwab Corp.(c)(d)
(3M USD LIBOR + 3.315%)
2,195,000	4.625		12/31/99	2,196,273
(5 year CMT + 3.168%)
2,875,000	4.000		12/31/99	2,845,071
(5 Year CMT + 4.971%)
1,250,000	5.375		12/31/99	1,337,813
Unifin Financiera SAB de CV(c)(d) (5 year CMT + 6.308%)
280,000	8.875		12/31/99	113,120
United Wholesale Mortgage LLC(c)(e)
3,195,000	5.500		04/15/29	2,943,394

				72,146,197

Electrical – 0.8%
AES Panama Generation Holdings SRL(c)
460,000	4.375		05/31/30	458,793
Calpine Corp.(c)(e)
4,215,000	3.750		03/01/31	3,825,112
Cikarang Listrindo Tbk PT(c)
520,000	4.950		09/14/26	524,322
Eskom Holdings SOC Ltd.
230,000	7.125		02/11/25	232,631
630,000	6.350	(i)	08/10/28	659,137
Lamar Funding Ltd.
470,000	3.958		05/07/25	464,337
LLPL Capital Pte Ltd.
412,482	6.875		02/04/39	452,776
Minejesa Capital B.V.
260,000	4.625		08/10/30	254,504
Mong Duong Finance Holdings BV(c)
530,000	5.125		05/07/29	485,877
NRG Energy, Inc.(c)
2,800,000	3.750	(e)	06/15/24	2,872,128
115,000	5.750		01/15/28	118,594
448,000	3.375	(e)	02/15/29	412,160

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Pacific Gas & Electric Co.(c)
$1,470,000	3.500%	08/01/50	$ 1,254,660
Pike Corp.(c)(e)
2,420,000	5.500	09/01/28	2,365,550
Sempra Energy(c)(d) (5 Year CMT + 4.550%)
3,335,000	4.875	12/31/99	3,498,115
Talen Energy Supply LLC(c)(e)
1,290,000	7.250	05/15/27	1,161,000

			19,039,696

Electrical Components & Equipment(c)(e) – 0.1%
Wesco Distribution, Inc.
1,473,000	7.250	06/15/28	1,576,110

Electronics(c)(e) – 0.1%
II-VI, Inc.
1,225,000	5.000	12/15/29	1,211,219
TTM Technologies, Inc.
799,000	4.000	03/01/29	761,047

			1,972,266

Engineering & Construction(c) – 0.4%
Aeropuerto Internacional de Tocumen SA(e)
210,000	4.000	08/11/41	203,608
350,000	5.125	08/11/61	339,456
Aeropuertos Dominicanos Siglo XXI SA
630,000	6.750	03/30/29	637,875
Arcosa, Inc.(e)
1,221,000	4.375	04/15/29	1,193,528
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(e)
950,000	4.050	04/27/26	931,000
Dycom Industries, Inc.(e)
2,764,000	4.500	04/15/29	2,701,810
Global Infrastructure Solutions, Inc.(e)
2,805,000	5.625	06/01/29	2,812,013
IHS Holding Ltd.(e)
200,000	5.625	11/29/26	201,500
200,000	6.250	11/29/28	202,160
International Airport Finance SA
197,681	12.000	03/15/33	212,507

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(c) – (continued)
Mexico City Airport Trust
$320,000	5.500%	10/31/46	$ 298,080
290,000	5.500	07/31/47	269,700

			10,003,237

Entertainment(c)(e) – 0.9%
Allen Media LLC/Allen Media Co-Issuer, Inc.
1,575,000	10.500	02/15/28	1,573,031
Banijay Entertainment SASU
1,800,000	5.375	03/01/25	1,811,250
Boyne USA, Inc.
1,275,000	4.750	05/15/29	1,278,188
Lions Gate Capital Holdings LLC
2,540,000	5.500	04/15/29	2,520,950
Motion Bondco DAC
3,250,000	6.625	11/15/27	3,241,875
Penn National Gaming, Inc.
3,067,000	4.125	07/01/29	2,882,980
Scientific Games International, Inc.
500,000	7.000	05/15/28	523,750
SeaWorld Parks & Entertainment, Inc.
4,880,000	5.250	08/15/29	4,733,600
Six Flags Entertainment Corp.
1,854,000	5.500	04/15/27	1,854,000

			20,419,624

Environmental(c) – 0.6%
Covanta Holding Corp.
670,000	5.000	09/01/30	659,950
GFL Environmental, Inc.(e)
730,000	5.125	12/15/26	751,900
5,647,000	4.000	08/01/28	5,272,886
Madison IAQ LLC(e)
4,294,000	4.125	06/30/28	4,111,505
485,000	5.875	06/30/29	449,838
Stericycle, Inc.(e)
1,950,000	5.375	07/15/24	1,984,125

			13,230,204

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(c) – 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
	$2,595,000	4.625%	01/15/27	$ 2,656,631
	1,995,000	5.875	02/15/28	2,074,800
	502,000	4.875	02/15/30	510,785
Arcor SAIC
	110,000	6.000	07/06/23	106,927
Bellis Acquisition Co. PLC(e)
GBP	475,000	3.250	02/16/26	589,638
H-Food Holdings LLC/Hearthside Finance Co., Inc.(e)
	$2,820,000	8.500	06/01/26	2,784,750
Kraft Heinz Foods Co.
	2,303,000	5.000	07/15/35	2,627,447
	2,592,000	4.375	06/01/46	2,714,420
Performance Food Group, Inc.(e)
	1,150,000	5.500	10/15/27	1,170,125
Post Holdings, Inc.(e)
	5,984,000	4.625	04/15/30	5,767,080
United Natural Foods, Inc.(e)
	1,455,000	6.750	10/15/28	1,545,937
US Foods, Inc.(e)
	2,690,000	4.750	02/15/29	2,636,200
	1,020,000	4.625	06/01/30	1,004,700

				26,189,440

Forest Products & Paper(c)(e) – 0.0%
Glatfelter Corp.
	870,000	4.750	11/15/29	876,525

Gaming(c) – 0.1%
MGM China Holdings Ltd.(e)
	915,000	4.750	02/01/27	877,256
MGM Resorts International
	1,832,000	4.750	10/15/28	1,813,680
Wynn Macau Ltd.(e)
	330,000	5.625	08/26/28	297,825
	550,000	5.125	12/15/29	492,250

				3,481,011

Gas(c) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
	4,125,000	5.875	08/20/26	4,362,187

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gas(c) – (continued)
China Oil & Gas Group, Ltd.
	$360,000	5.500%	01/25/23	$ 361,755

				4,723,942

Healthcare Providers & Services(c) – 1.2%
CAB SELAS(e)
EUR	1,175,000	3.375	02/01/28	1,282,261
Catalent Pharma Solutions, Inc.(e)
	$1,005,000	3.125	02/15/29	939,675
	840,000	3.500	04/01/30	783,300
Chrome Holdco SASU(e)
EUR	2,100,000	5.000	05/31/29	2,304,771
CHS/Community Health Systems, Inc.(e)
	$1,540,000	6.125	04/01/30	1,463,000
	2,170,000	4.750	02/15/31	2,072,350
DaVita, Inc.(e)
	3,800,000	3.750	02/15/31	3,486,500
Encompass Health Corp.
	1,200,000	4.500	02/01/28	1,197,000
HCA, Inc.
	250,000	5.875	02/15/26	271,875
Laboratoire Eimer Selas(e)
EUR	500,000	5.000	02/01/29	550,726
Lifepoint Health, Inc.(e)
	$2,635,000	5.375	01/15/29	2,503,250
Molina Healthcare, Inc.(e)
	1,893,000	3.875	05/15/32	1,826,745
Mozart Debt Merger Sub, Inc.(e)
	3,270,000	3.875	04/01/29	3,139,200
	2,285,000	5.250	10/01/29	2,216,450
Rede D’or Finance S.a.r.l.
	370,000	4.500	01/22/30	351,338
Select Medical Corp.(e)
	1,700,000	6.250	08/15/26	1,744,625
Tenet Healthcare Corp.(e)
	2,000,000	6.250	02/01/27	2,047,500

				28,180,566

Holding Companies-Diversified – 0.0%
Guara Norte S.a.r.l
	355,030	5.198	06/15/34	331,687

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Holding Companies-Diversified – (continued)
KOC Holding A/S(c)
$700,000	6.500%	03/11/25	$ 719,355

			1,051,042

Home Builders – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(c)(e)
1,642,000	4.875	02/15/30	1,592,740
Century Communities, Inc.(c)(e)
4,550,000	3.875	08/15/29	4,356,625
Installed Building Products, Inc.(c)(e)
800,000	5.750	02/01/28	825,000
LGI Homes, Inc.(c)(e)
3,698,000	4.000	07/15/29	3,522,345
PulteGroup, Inc.
3,000,000	7.875	06/15/32	4,140,000
Taylor Morrison Communities, Inc.(c)(e)
1,301,000	5.125	08/01/30	1,351,414

			15,788,124

Home Furnishings(c)(e) – 0.1%
Tempur Sealy International, Inc.
1,515,000	3.875	10/15/31	1,416,525

Household Products(c) – 0.1%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,328,250
Spectrum Brands, Inc.
108,000	5.750	07/15/25	110,160

			1,438,410

Housewares(c) – 0.3%
CD&R Smokey Buyer, Inc.(e)
1,094,000	6.750	07/15/25	1,135,025
Newell Brands, Inc.
1,380,000	6.000	04/01/46	1,642,200
SWF Escrow Issuer Corp.(e)
3,255,000	6.500	10/01/29	3,027,150
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950	03/14/26	545,999

			6,350,374

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.(c)(e)
$1,550,000	10.125%		08/01/26	$ 1,683,688
2,230,000	4.250		02/15/29	2,107,350
2,490,000	6.000		08/01/29	2,353,050
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)(e)
1,666,000	6.750		10/15/27	1,645,175
American International Group, Inc.(c)
2,250,000	3.400		06/30/30	2,360,902
BroadStreet Partners, Inc.(c)(e)
2,940,000	5.875		04/15/29	2,816,779
Fidelity & Guaranty Life Holdings, Inc.(c)(e)
2,850,000	5.500		05/01/25	3,128,929
HUB International Ltd.(c)(e)
1,760,000	7.000		05/01/26	1,797,400
Sagicor Financial Co. Ltd.(c)(e)
200,000	5.300		05/13/28	202,500
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	113,173
USI, Inc.(c)(e)
1,850,000	6.875		05/01/25	1,850,000

				20,058,946

Internet(c) – 1.9%
Booking Holdings, Inc.
2,850,000	4.625		04/13/30	3,255,669
Endure Digital, Inc.(e)
6,473,000	6.000		02/15/29	5,777,153
Expedia Group, Inc.
1,160,000	6.250	(e)	05/01/25	1,293,214
1,382,000	4.625		08/01/27	1,506,656
3,425,000	3.250		02/15/30	3,415,753
Getty Images, Inc.(e)
3,720,000	9.750		03/01/27	3,910,650
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(e)
1,305,000	5.250		12/01/27	1,337,625
GrubHub Holdings, Inc.(e)
3,400,000	5.500		07/01/27	3,289,500
ION Trading Technologies Sarl(e)
1,868,000	5.750		05/15/28	1,884,345
Match Group Holdings II LLC(e)
2,103,000	3.625		10/01/31	1,924,245

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(c) – (continued)
NortonLifeLock, Inc.(e)
	$4,000,000	5.000%		04/15/25	$ 4,005,000
Uber Technologies, Inc.(e)
	3,200,000	7.500		05/15/25	3,336,000
	1,800,000	6.250		01/15/28	1,876,500
	4,090,000	4.500		08/15/29	3,957,075
United Group B.V.(e)
EUR	1,225,000	4.625		08/15/28	1,329,346
VeriSign, Inc.
	$4,000,000	5.250		04/01/25	4,352,200

					46,450,931

Iron/Steel – 0.2%
ABJA Investment Co. Pte Ltd.
	650,000	5.950		07/31/24	690,625
CAP SA(c)(e)
	200,000	3.900		04/27/31	178,000
Cleveland-Cliffs, Inc.(c)
	2,250,000	5.875		06/01/27	2,323,125
	1,620,000	4.875	(e)	03/01/31	1,579,500
Metinvest B.V.(c)
	200,000	7.750		04/23/23	183,750
	200,000	8.500		04/23/26	176,200
Samarco Mineracao SA(j)
	200,000	4.125		11/01/22	115,537
Vale Overseas Ltd.(c)
	460,000	3.750		07/08/30	464,600

					5,711,337

Leisure Time – 0.2%
NCL Corp. Ltd.(c)(e)
	3,550,000	3.625		12/15/24	3,243,812
Royal Caribbean Cruises Ltd.
	955,000	5.250		11/15/22	957,388
TUI Cruises GmbH(c)(e)
EUR	1,100,000	6.500		05/15/26	1,217,370

					5,418,570

Lodging(c)(e) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
	$3,795,000	5.000		06/01/29	3,766,537

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c)(e) – (continued)
Marriott Ownership Resorts, Inc.
	$710,000	4.500%	06/15/29	$ 692,250
Travel + Leisure Co.
	598,000	6.625	07/31/26	638,365

				5,097,152

Machinery - Construction & Mining(c)(e) – 0.1%
Vertiv Group Corp.
	2,956,000	4.125	11/15/28	2,874,710

Machinery-Diversified(c)(e) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
	588,000	7.750	04/15/26	599,025
TK Elevator Holdco GmbH
	2,625,000	7.625	07/15/28	2,752,969

				3,351,994

Media – 3.8%
Altice Financing SA(c)(e)
	1,848,000	5.000	01/15/28	1,709,400
EUR	2,975,000	4.250	08/15/29	3,128,326
AMC Networks, Inc.(c)
	$1,800,000	4.750	08/01/25	1,811,250
CCO Holdings LLC/CCO Holdings Capital Corp.(c)(e)
	4,980,000	4.750	03/01/30	4,930,200
	4,800,000	4.750	02/01/32	4,722,000
	6,580,000	4.250	01/15/34	6,070,050
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
	12,000,000	6.384	10/23/35	14,698,200
Comcast Corp.(c)
	2,827,000	2.800	01/15/51	2,527,536
CSC Holdings LLC(c)(e)
	2,298,000	4.625	12/01/30	2,039,475
	5,372,000	5.000	11/15/31	4,821,370
Cumulus Media New Holdings, Inc.(c)(e)
	2,421,000	6.750	07/01/26	2,481,525
Diamond Sports Group LLC/Diamond Sports Finance Co.(c)(e)
	3,345,000	6.625	08/15/27	861,338
DIRECTV Financing LLC/Directv Financing Co, Inc.(c)(e)
	5,980,000	5.875	08/15/27	5,980,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.
	$1,720,000	5.250	%(c)(e)	12/01/26	$ 1,668,400
	1,700,000	7.375	(c)	07/01/28	1,642,625
	4,195,000	5.125		06/01/29	3,660,137
Gray Television, Inc.(c)(e)
	2,125,000	7.000		05/15/27	2,236,562
iHeartCommunications, Inc.(c)
	2,380,000	8.375		05/01/27	2,475,200
	550,000	4.750	(e)	01/15/28	547,250
LCPR Senior Secured Financing DAC(c)(e)
	3,156,000	5.125		07/15/29	3,088,935
News Corp.(c)(e)
	2,470,000	3.875		05/15/29	2,365,025
Nexstar Media, Inc.(c)(e)
	1,500,000	5.625		07/15/27	1,539,375
Scripps Escrow II, Inc.(c)(e)
	1,305,000	5.375		01/15/31	1,285,425
Scripps Escrow, Inc.(c)(e)
	1,050,000	5.875		07/15/27	1,072,313
Sinclair Television Group, Inc.(c)(e)
	2,100,000	5.875		03/15/26	2,121,000
Sirius XM Radio, Inc.(c)(e)
	820,000	3.125		09/01/26	785,150
	2,260,000	3.875		09/01/31	2,090,500
TEGNA, Inc.(c)
	2,300,000	4.625		03/15/28	2,248,250
Townsquare Media, Inc.(c)(e)
	2,038,000	6.875		02/01/26	2,109,330
Urban One, Inc.(c)(e)
	1,690,000	7.375		02/01/28	1,715,350
Ziggo B.V.(c)(e)
	1,628,000	4.875		01/15/30	1,575,090
Ziggo Bond Co. B.V.(c)(e)
EUR	675,000	3.375		02/28/30	700,408
	$500,000	5.125		02/28/30	472,500

					91,179,495

Mining – 0.7%
Constellium SE(c)(e)
	2,585,000	3.750		04/15/29	2,439,594

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Endeavour Mining PLC(c)(e)
$200,000	5.000%		10/14/26	$ 196,250
First Quantum Minerals Ltd.(c)(e)
2,473,000	7.250		04/01/23	2,493,093
Freeport-McMoRan, Inc.(c)
2,000,000	5.400		11/14/34	2,300,000
Glencore Finance Canada Ltd.(e)
3,000,000	5.550		10/25/42	3,608,700
Glencore Funding LLC(c)(e)
2,975,000	2.850		04/27/31	2,845,825
Novelis Corp.(c)(e)
2,400,000	4.750		01/30/30	2,394,000
Vedanta Resources Finance II PLC(c)(e)
200,000	9.250		04/23/26	178,500

				16,455,962

Miscellaneous Manufacturing – 0.3%
General Electric Co.
850,000	6.750		03/15/32	1,116,789
(3M USD LIBOR + 3.330%)
4,477,000	3.533	(c)(d)	12/31/99	4,374,298
Hillenbrand, Inc.(c)
1,349,000	3.750		03/01/31	1,295,040

				6,786,127

Multi-National – 0.1%
The African Export-Import Bank(c)
550,000	3.994		09/21/29	559,207
210,000	3.798	(e)	05/17/31	210,149
The Eastern & Southern African Trade & Development Bank
370,000	5.375		03/14/22	370,563
200,000	4.125		06/30/28	196,220

				1,336,139

Office & Business Equipment(c) – 0.1%
CDW LLC/CDW Finance Corp.
1,440,000	4.125		05/01/25	1,459,800
Xerox Holdings Corp.(e)
1,055,000	5.000		08/15/25	1,070,825

				2,530,625

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil & Gas Services – 0.0%
Chesapeake Energy Corp.
$2,000,000	5.500%		09/15/26	$ 30,000

Oil Field Services – 2.2%
California Resources Corp.(c)(e)
2,135,000	7.125		02/01/26	2,215,062
Cenovus Energy, Inc.(c)
984,000	5.375		07/15/25	1,076,457
Cia General de Combustibles SA(e)
560,000	9.500		03/08/25	538,650
Civitas Resources, Inc(c)(e)
1,345,000	5.000		10/15/26	1,338,275
Continental Resources, Inc.(c)(e)
1,306,000	5.750		01/15/31	1,487,207
DNO ASA(c)(e)
420,000	8.375		05/29/24	433,781
330,000	7.875		09/09/26	338,580
EQT Corp.(c)(e)
2,375,000	3.625		05/15/31	2,348,281
Gazprom PJSC via Gaz Finance PLC
400,000	2.950		01/27/29	357,950
Genel Energy Finance 4 PLC(c)(e)
200,000	9.250		10/14/25	206,400
Geopark Ltd.(c)(e)
200,000	5.500		01/17/27	188,000
Kosmos Energy Ltd.(c)
300,000	7.125		04/04/26	293,025
Leviathan Bond Ltd.(c)(e)
470,000	5.750		06/30/23	481,104
Lukoil Securities B.V.(e)
500,000	3.875		05/06/30	470,840
MEG Energy Corp.(c)(e)
2,480,000	7.125		02/01/27	2,573,000
1,250,000	5.875		02/01/29	1,270,313
Nabors Industries, Inc.(c)(e)
2,645,000	9.000		02/01/25	2,737,575
4,795,000	7.375		05/15/27	4,890,900
Noble Finance Co.(c)(h)
(PIK 15.000%, Cash 11.000%)
55,098	11.000	(e)	02/15/28	60,883

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Noble Finance Co.(c)(h) – (continued)
(PIK 15.000%, Cash 11.000%)
	$564,689	11.000%		02/15/28	$ 623,981
Occidental Petroleum Corp.(c)
	2,180,000	8.000		07/15/25	2,466,125
	2,550,000	6.625		09/01/30	2,983,500
Petroleos Mexicanos
	210,000	6.490	(c)	01/23/27	219,135
	290,000	6.500		03/13/27	302,144
Range Resources Corp.(c)
	1,470,000	5.000		03/15/23	1,484,700
	985,000	4.750	(e)	02/15/30	982,538
SEPLAT Energy PLC(c)(e)
	630,000	7.750		04/01/26	630,788
ShaMaran Petroleum Corp.(c)(e)
	260,000	12.000		07/30/25	258,863
Southwestern Energy Co.(c)
	1,445,000	4.750		02/01/32	1,441,387
Sunoco LP/Sunoco Finance Corp.(c)
	1,720,000	4.500		05/15/29	1,681,300
TechnipFMC PLC(c)(e)
	1,934,000	6.500		02/01/26	2,021,030
Tecpetrol SA(c)
	200,000	4.875		12/12/22	195,600
Tiger Holdco Pte Ltd.(c)(e)(h)
	207,607	13.000		06/10/23	209,813
Transocean Poseidon Ltd.(c)(e)
	1,041,000	6.875		02/01/27	1,009,770
Transocean, Inc.(c)(e)
	8,190,000	11.500		01/30/27	8,108,100
USA Compression Partners LP/USA Compression Finance Corp.(c)
	4,480,000	6.875		04/01/26	4,547,200

					52,472,257

Packaging – 1.1%
ARD Finance SA(c)(h) (PIK 5.750%, Cash 5.000%)
EUR	1,358,270	5.000		06/30/27	1,538,568
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(c)
	961,000	3.000		09/01/29	1,015,106
	$3,088,000	4.000	(e)	09/01/29	2,941,320

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)(e)
	$3,295,000	5.250%	08/15/27	$ 3,212,625
Berry Global, Inc.(c)(e)
	1,308,000	4.500	02/15/26	1,308,000
	2,000,000	5.625	07/15/27	2,050,000
Kleopatra Finco S.a.r.l.(c)(e)
EUR	950,000	4.250	03/01/26	998,396
Kleopatra Holdings 2 SCA(c)(e)
	950,000	6.500	09/01/26	932,876
LABL, Inc.(c)(e)
	$1,750,000	6.750	07/15/26	1,774,062
Owens-Brockway Glass Container, Inc.(e)
	1,750,000	5.875	08/15/23	1,802,500
Pactiv Evergreen Group Issuer. Inc,/Pactiv Evergreen Group Issuer LLC(c)(e)
	1,410,000	4.000	10/15/27	1,328,925
Pactiv LLC
	2,845,000	8.375	04/15/27	3,072,600
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(c)(e)
	290,000	3.500	08/02/28	280,140
Sealed Air Corp.(e)
	1,843,000	6.875	07/15/33	2,211,600
Trivium Packaging Finance B.V.(c)(e)
	1,075,000	5.500	08/15/26	1,085,750
	1,300,000	8.500	08/15/27	1,340,625

				26,893,093

Pharmaceuticals(c) – 1.4%
AbbVie, Inc.
	6,650,000	3.200	11/21/29	6,859,275
AdaptHealth LLC(e)
	1,445,000	6.125	08/01/28	1,495,575
	670,000	4.625	08/01/29	638,175
	1,020,000	5.125	03/01/30	999,600
Bausch Health Cos., Inc.(e)
	2,240,000	6.125	02/01/27	2,237,200
	1,350,000	5.000	01/30/28	1,137,375
	1,350,000	5.250	01/30/30	1,086,750
Becton Dickinson & Co.
	3,200,000	2.823	05/20/30	3,210,880

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
Cheplapharm Arzneimittel GmbH(e)
	$1,268,000	5.500%		01/15/28	$ 1,272,755
CVS Health Corp.
	4,715,000	3.750		04/01/30	5,013,931
Herbalife Nutrition Ltd./HLF Financing, Inc.(e)
	1,312,000	7.875		09/01/25	1,374,320
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(e)
	4,199,000	4.875		06/01/29	3,978,552
Organon & Co./Organon Foreign Debt Co.-Issuer BV(e)
	1,950,000	5.125		04/30/31	1,940,250
Prestige Brands, Inc.(e)
	1,855,000	3.750		04/01/31	1,683,413
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	227,894
Vizient, Inc.(e)
	$580,000	6.250		05/15/27	596,675

					33,752,620

Pipelines – 3.8%
Buckeye Partners LP(c)
	2,100,000	4.350		10/15/24	2,131,500
	4,636,000	3.950		12/01/26	4,612,820
	929,000	4.125		12/01/27	906,936
	1,217,000	4.500	(e)	03/01/28	1,180,490
Cheniere Energy Partners LP(c)
	1,800,000	4.500		10/01/29	1,838,250
CNX Midstream Partners LP(c)(e)
	1,210,000	4.750		04/15/30	1,179,750
CQP Holdco LP/BIP-V Chinook Holdco LLC(c)(e)
	4,130,000	5.500		06/15/31	4,119,675
DCP Midstream Operating LP(e)
	4,000,000	6.750		09/15/37	5,160,000
DT Midstream, Inc.(c)(e)
	4,130,000	4.375		06/15/31	4,078,375
Energy Transfer LP
	2,985,000	6.625		10/15/36	3,613,253
Enterprise Products Operating LLC(c)(d) (3M USD LIBOR + 2.778%)
	1,000,000	2.948		06/01/67	887,950
Genesis Energy LP/Genesis Energy Finance Corp.(c)
	2,010,000	7.750		02/01/28	1,979,850

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Global Partners LP/GLP Finance Corp.(c)
$2,055,000	6.875%		01/15/29	$ 2,111,513
Howard Midstream Energy Partners LLC(c)(e)
1,565,000	6.750		01/15/27	1,602,169
ITT Holdings LLC(c)(e)
3,380,000	6.500		08/01/29	3,236,350
Kinder Morgan Energy Partners LP
7,000,000	7.300		08/15/33	9,227,190
MPLX LP(c)
5,925,000	2.650		08/15/30	5,720,943
NGL Energy Operating LLC/NGL Energy Finance Corp.(c)(e)
2,345,000	7.500		02/01/26	2,362,587
NuStar Logistics LP(c)
2,569,000	6.375		10/01/30	2,771,309
Plains All American Pipeline LP/PAA Finance Corp.(c)
3,000,000	3.600		11/01/24	3,099,780
Sabine Pass Liquefaction LLC(c)
2,275,000	4.200		03/15/28	2,443,919
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
3,260,000	5.750		04/15/25	2,901,400
3,370,000	8.500	(e)	10/15/26	3,441,612
Summit Midstream Partners LP(c)(d) (3M USD LIBOR + 7.430%)
3,029,000	9.500		12/31/99	2,574,650
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)(e)
525,000	6.000		12/31/30	504,000
4,485,000	6.000		09/01/31	4,271,962
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
1,910,000	4.875		02/01/31	1,991,175
The Williams Cos., Inc.
7,000,000	7.500		01/15/31	9,213,400
Venture Global Calcasieu Pass LLC(c)(e)
3,243,000	4.125		08/15/31	3,263,269

				92,426,077

Real Estate – 0.2%
Country Garden Holdings Co. Ltd.(f)
210,000	5.625		12/15/26	175,875
IRSA Propiedades Comerciales SA(c)
540,000	8.750		03/23/23	519,514
Realogy Group LLC/Realogy Co-Issuer Corp.(c)(e)
1,950,000	9.375		04/01/27	2,113,312

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.(c)(e) – (continued)
$2,080,000	5.750%	01/15/29	$ 2,035,800
Redsun Properties Group Ltd.(c)
230,000	7.300	01/13/25	62,100
The Howard Hughes Corp.(c)(e)
1,096,000	4.125	02/01/29	1,043,940

			5,950,541

Real Estate Investment Trust – 0.9%
American Tower Corp.(c)
2,125,000	3.950	03/15/29	2,250,864
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(c)(e)
600,000	5.750	05/15/26	604,457
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(c)(e)
390,000	4.375	07/22/31	364,114
Crown Castle International Corp.(c)
300,000	4.150	07/01/50	317,871
Growthpoint Properties International Pty Ltd.
270,000	5.872	05/02/23	277,476
Iron Mountain Information Management Services, Inc.(c)(e)
2,395,000	5.000	07/15/32	2,341,112
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(c)(e)
1,306,000	4.625	06/15/25	1,371,300
MPT Operating Partnership LP/MPT Finance Corp.(c)
3,000,000	5.000	10/15/27	3,082,470
2,680,000	3.500	03/15/31	2,589,550
SBA Communications Corp.(c)
2,637,000	3.875	02/15/27	2,666,666
Starwood Property Trust, Inc.(c)
2,700,000	4.750	03/15/25	2,760,750
Trust Fibra Uno(c)
440,000	4.869	01/15/30	452,045
VICI Properties LP/VICI Note Co., Inc.(c)(e)
1,526,000	3.500	02/15/25	1,522,185

			20,600,860

Retailing – 2.2%
Arko Corp.(c)(e)
1,770,000	5.125	11/15/29	1,677,075
Asbury Automotive Group, Inc.(c)(e)
1,462,000	4.625	11/15/29	1,440,070

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Asbury Automotive Group, Inc.(c)(e) – (continued)
$809,000	5.000%	02/15/32	$ 802,933
At Home Group, Inc.(c)(e)
2,505,000	4.875	07/15/28	2,392,275
2,495,000	7.125	07/15/29	2,326,587
AutoNation, Inc.(c)
961,000	4.750	06/01/30	1,066,604
Beacon Roofing Supply, Inc.(c)(e)
2,560,000	4.125	05/15/29	2,444,800
Carvana Co.(c)(e)
850,000	5.500	04/15/27	790,500
4,235,000	4.875	09/01/29	3,747,975
eG Global Finance PLC(c)(e)
3,800,000	6.750	02/07/25	3,790,500
Eurotorg LLC Via Bonitron DAC(e)
560,000	9.000	10/22/25	560,000
Foundation Building Materials, Inc.(c)(e)
820,000	6.000	03/01/29	791,300
GYP Holdings III Corp.(c)(e)
1,160,000	4.625	05/01/29	1,127,889
InRetail Consumer(c)
200,000	3.250	03/22/28	193,538
IRB Holding Corp.(c)(e)
2,710,000	6.750	02/15/26	2,750,650
LCM Investments Holdings II LLC(c)(e)
3,020,000	4.875	05/01/29	2,921,850
Penske Automotive Group, Inc.(c)
2,179,000	3.750	06/15/29	2,042,813
Specialty Building Products Holdings LLC/SBP Finance Corp.(c)(e)
3,446,000	6.375	09/30/26	3,532,150
SRS Distribution, Inc.(c)(e)
1,912,000	4.625	07/01/28	1,852,250
3,525,000	6.125	07/01/29	3,445,687
Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)(e)
2,245,000	5.000	06/01/31	2,211,325
The Cheesecake Factory, Inc.
353,000	0.375	06/15/26	310,959
The Gap, Inc.(c)(e)
1,275,000	3.625	10/01/29	1,187,344
1,275,000	3.875	10/01/31	1,184,156

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
The Home Depot, Inc.(c)
	$1,170,000	3.350%		04/15/50	$ 1,192,113
The Michaels Cos., Inc.(c)(e)
	4,444,000	7.875		05/01/29	4,055,150
Yum! Brands, Inc.(c)(e)
	63,000	7.750		04/01/25	65,756
	3,064,000	4.750		01/15/30	3,140,600

					53,044,849

Semiconductors(c) – 0.7%
Amkor Technology, Inc.(e)
	1,398,000	6.625		09/15/27	1,467,900
AMS AG(e)
	1,682,000	7.000		07/31/25	1,759,792
Broadcom, Inc.
	3,723,000	4.150		11/15/30	3,960,900
	2,069,000	3.469	(e)	04/15/34	2,048,000
	1,856,000	3.137	(e)	11/15/35	1,762,272
	3,319,000	3.187	(e)	11/15/36	3,149,665
NXP B.V./NXP Funding LLC/NXP USA, Inc.(e)
	982,000	3.400		05/01/30	1,012,098
Qorvo, Inc.
	750,000	4.375		10/15/29	773,437

					15,934,064

Software(c) – 1.0%
Brunello Bidco SpA(e)
EUR	3,100,000	3.500		02/15/28	3,345,130
Castle US Holding Corp.(e)
	$2,824,000	9.500		02/15/28	2,929,900
Clarivate Science Holdings Corp.(e)
	2,216,000	3.875		07/01/28	2,110,740
	2,401,000	4.875		07/01/29	2,286,952
Elastic NV(e)
	1,835,000	4.125		07/15/29	1,715,725
Nuance Communications, Inc.
	3,000,000	5.625		12/15/26	3,090,000
Oracle Corp.
	1,405,000	3.600		04/01/50	1,247,570

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(c) – (continued)
Playtika Holding Corp.(e)
	$3,198,000	4.250%		03/15/29	$ 3,042,097
PTC, Inc.(e)
	4,000	3.625		02/15/25	4,000
ROBLOX Corp.(e)
	1,975,000	3.875		05/01/30	1,928,094
SS&C Technologies, Inc.(e)
	850,000	5.500		09/30/27	877,625
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(e)
	1,450,000	3.875		02/01/29	1,364,813

					23,942,646

Sovereign(c)(d) – 0.2%
CoBank ACB (3M USD LIBOR + 4.660%)
	5,350,000	6.250		12/31/99	5,840,060

Telecommunication Services – 2.0%
Altice France SA(c)(e)
	4,695,000	5.500		10/15/29	4,471,987
AT&T, Inc.(c)
	2,900,000	2.750		06/01/31	2,854,673
	3,000,000	5.250		03/01/37	3,559,110
CommScope, Inc.(c)(e)
	1,100,000	6.000		03/01/26	1,111,000
	1,430,000	7.125		07/01/28	1,338,838
Digicel Group Holdings Ltd.(c)(e)(h) (PIK 3.000%, Cash 5.000%)
	636,797	8.000		04/01/25	592,221
Frontier Communications Holdings LLC(c)(e)
	873,000	5.000		05/01/28	864,270
Intelsat Jackson Holdings SA(c)(j)
	708,000	5.500		08/01/23	306,210
	4,800,000	8.000		02/15/24	4,884,000
	3,000,000	8.500	(e)	10/15/24	1,350,000
Lorca Telecom Bondco SA(c)(e)
EUR	1,525,000	4.000		09/18/27	1,685,473
Lumen Technologies, Inc.
	$1,450,000	5.125	(c)(e)	12/15/26	1,455,438
	2,870,000	7.650		03/15/42	2,870,000
MTN Mauritius Investments Ltd.
	420,000	6.500		10/13/26	461,291

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Network i2i, Ltd.(c)(d) (5 year CMT + 4.274%)
$360,000	5.650%		12/31/99	$ 372,330
Nokia of America Corp.
3,000,000	6.450		03/15/29	3,150,000
Sprint Capital Corp.
1,150,000	8.750		03/15/32	1,607,125
T-Mobile USA, Inc.(c)
2,700,000	3.875		04/15/30	2,835,891
1,896,000	4.500		04/15/50	2,075,115
Telecom Argentina SA(e)
608,000	8.500		08/06/25	582,874
Telecom Italia Capital SA
1,800,000	7.200		07/18/36	1,912,500
1,000,000	7.721		06/04/38	1,081,250
Verizon Communications, Inc.
2,800,000	3.150	(c)	03/22/30	2,877,840
3,000,000	5.250		03/16/37	3,721,320

				48,020,756

Toys/Games/Hobbies(c) – 0.2%
Mattel, Inc.
2,475,000	3.150		03/15/23	2,487,375
2,185,000	3.375	(e)	04/01/26	2,179,537

				4,666,912

Transportation – 0.1%
Canadian Pacific Railway Co.(c)
1,900,000	2.450		12/02/31	1,864,850
Cargo Aircraft Management, Inc.(c)(e)
785,000	4.750		02/01/28	788,925
MV24 Capital B.V.(e)
307,044	6.748		06/01/34	306,814

				2,960,589

Trucking & Leasing(c)(e) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
2,220,000	5.500		05/01/28	2,147,850

TOTAL CORPORATE OBLIGATIONS (Cost $1,126,512,234)				$1,122,637,012

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(d) – 0.0%
Collateralized Mortgage Obligation – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M USD LIBOR + 0.190%)
$155,832	0.298%	07/25/47	$ 143,927
(Cost $60,385)

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $60,385)			$ 143,927

Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Republic of Ecuador(e)(g)
$57,283	0.000%	07/31/30	$ 33,468
Republic of Nigeria
690,000	6.500	11/28/27	691,725
Republic of Oman
280,000	5.625	01/17/28	291,200
200,000	6.250 (e)	01/25/31	212,500
Republic of Pakistan
590,000	6.000	04/08/26	567,940
Republic of Turkey
760,000	6.125	10/24/28	703,380
Ukraine Government Bond
220,000	7.750	09/01/23	202,166

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $2,707,494)			$ 2,702,379

Bank Loans(k) – 7.9%
Aerospace & Defense(d) – 0.2%
ADS Tactical, Inc. (3M LIBOR + 5.750%)
$4,296,168	6.750%	03/19/26	$ 4,255,912

Automotive – 0.6%
First Brands Group LLC(d)
(3M LIBOR + 5.000%)
2,682,493	6.000	03/30/27	2,685,015
(3M LIBOR + 8.500%)
2,900,000	9.500	03/30/28	2,909,077
Garrett LX I S.a.r.l.(d) (3M LIBOR + 3.250%)
2,793,000	3.750	04/30/28	2,779,035
Holley Purchaser, Inc.(l)
2,885,625	0.000	11/17/28	2,876,622
481,781	0.000	11/17/28	480,278

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Automotive – (continued)
OEConnection LLC(d) (1M LIBOR + 4.000%)
$2,551,312	4.106%		09/25/26	$ 2,536,973

				14,267,000

Automotive – Parts(d) – 0.1%
Rough Country LLC
(3M LIBOR + 3.500%)
1,945,125	4.250		07/28/28	1,940,262
(3M LIBOR + 6.500%)
800,000	7.250		07/26/29	798,664

				2,738,926

Building & Construction Materials – 0.3%
DiversiTech Holdings, Inc.
381,429	0.000	(l)	12/16/28	380,834
1,843,571	0.000	(l)	12/16/28	1,840,695
(3M LIBOR + 6.750%)
625,000	7.250	(b)(d)	12/16/29	628,906
KKR Apple Bidco LLC
325,000	0.000	(l)	09/21/29	329,605
(1M LIBOR + 3.000%)
4,200,000	3.500	(d)	09/23/28	4,187,148

				7,367,188

Chemicals(d) – 0.2%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,096,250	3.360		05/15/24	2,094,510
Starfruit Finco B.V. (1M LIBOR + 3.000%)
2,241,779	3.105		10/01/25	2,225,526
WR Grace & Co-Conn (3M LIBOR + 3.750%)
1,100,000	4.250		09/22/28	1,100,000

				5,420,036

Commercial Services(d) – 0.1%
Allied Universal Holdco LLC (3M LIBOR + 3.750%)
1,446,375	4.250		05/12/28	1,441,790
Vaco Holdings LLC (1M SOFR + 5.000%)
1,275,000	5.750		01/21/29	1,272,616

				2,714,406

Computers(d) – 0.0%
Ola Singapore PTE Ltd. (3M SOFR + 6.250%)
825,000	6.299		12/15/26	833,250

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Consumer Cyclical Services(d) – 0.1%
The Hertz Corp.
(1M LIBOR + 3.250%)
$2,679,094	3.750%	06/30/28	$ 2,677,433
(1M LIBOR + 3.250%)
507,443	3.750	06/30/28	507,129

			3,184,562

Diversified Financial Services(d) – 0.1%
Fiserv Investment Solutions, Inc. (3M LIBOR + 4.000%)
640,250	4.160	02/18/27	640,090
Syncapay, Inc. (3M LIBOR + 6.500%)
2,096,250	7.500	12/10/27	2,092,980

			2,733,070

Entertainment(d) – 0.0%
Scientific Games International, Inc. (1M LIBOR + 2.750%)
992,268	2.840	08/14/24	988,984

Environmental(d) – 0.1%
Packers Holdings LLC (6M LIBOR + 3.250%)
2,432,445	4.000	03/09/28	2,418,264

Food & Drug Retailing(d) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
619,375	2.605	10/10/26	618,601

Health Care - Services(d) – 0.2%
ICON Luxembourg S.a.r.l.
(3M LIBOR + 2.250%)
907,455	2.750	07/03/28	904,959
(3M LIBOR + 2.250%)
226,093	2.750	07/03/28	225,471
U.S. Renal Care, Inc. (1M LIBOR + 5.500%)
2,394,000	6.500	06/26/26	2,374,561
Verscend Holding Corp. (1M LIBOR + 4.000%)
1,358,169	4.105	08/27/25	1,356,811

			4,861,802

Healthcare Providers & Services(d) – 0.2%
Insulet Corp. (1M LIBOR + 3.250%)
1,393,000	3.750	05/04/28	1,391,844
RegionalCare Hospital Partners Holdings, Inc. (1M LIBOR + 3.750%)
3,200,000	3.855	11/16/25	3,189,728

			4,581,572

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Home Construction(d) – 0.2%
Chamberlain Group, Inc. (1M LIBOR + 3.500%)
	$4,425,000	4.000%	11/03/28	$ 4,413,937

Industrial Services(d) – 0.1%
LaserShip, Inc. (3M LIBOR + 4.500%)
	2,443,875	4.643	05/07/28	2,446,930

Investment Companies – 0.2%
TRC Companies, Inc.(d) (3M LIBOR + 6.750%)
	1,250,000	7.250	12/07/29	1,242,188
TRC Cos, Inc.(l)
	2,325,000	0.000	12/08/28	2,323,070

				3,565,258

Leisure Time(d) – 0.1%
Arcis Golf LLC (3M LIBOR + 4.250%)
	2,025,000	4.750	11/24/28	2,026,276

Machinery(d) – 0.0%
Brown Group Holding LLC (3M LIBOR + 2.500%)
	991,564	3.000	06/07/28	985,575

Machinery-Diversified(d) – 0.1%
Engineered Machinery Holdings, Inc.
(3M EURIBOR + 3.750%)
EUR	872,813	3.750	05/21/28	977,620
(3M LIBOR + 3.750%)
	$1,871,124	4.500	05/19/28	1,873,126

				2,850,746

Media(d) – 0.5%
CSC Holdings LLC
(1M LIBOR + 2.250%)
	1,672,084	2.356	07/17/25	1,645,381
(1M LIBOR + 2.500%)
	3,725,837	2.606	04/15/27	3,683,922
Cumulus Media New Holdings, Inc. (3M LIBOR + 3.750%)
	627,661	4.750	03/31/26	630,410
DirecTV Financing LLC (3M LIBOR + 5.000%)
	2,517,063	5.750	08/02/27	2,518,648
Syndigo LLC
(6M LIBOR + 4.50%)
	2,059,438	5.250	12/15/27	2,054,289
(6M LIBOR + 8.000%)
	625,000	8.750	12/15/28	625,000

				11,157,650

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Media - Broadcasting & Radio(d) – 0.2%
Getty Images, Inc. (1M LIBOR + 4.500%)
$1,918,846	4.625%	02/19/26	$ 1,917,657
Grinding Media, Inc. (3M LIBOR + 4.000%)
2,668,313	4.750	10/12/28	2,666,658

			4,584,315

Media - Non Cable(d) – 0.1%
Terrier Media Buyer, Inc. (1M LIBOR + 3.500%)
1,176,120	3.605	12/17/26	1,166,970

Oil Field Services(d) – 0.1%
Apergy Corp. (3M LIBOR + 5.000%)
3,225,641	6.000	06/03/27	3,263,284

Packaging – 0.4%
Flex Acquisition Co., Inc.(d) (3M LIBOR + 3.000%)
2,742,977	3.214	06/29/25	2,726,766
LABL, Inc. (l)
1,900,000	0.000	10/29/28	1,910,089
Pretium PKG Holdings, Inc.(d) (3M LIBOR + 4.000%)
1,200,000	4.500	10/02/28	1,199,004
Reynolds Group Holdings, Inc.(d) (1M LIBOR + 3.250%)
1,064,250	3.355	02/05/26	1,056,098
Trident TPI Holdings, Inc.(d)
(3M LIBOR + 4.000%)
104,868	4.000	09/15/28	104,942
(3M LIBOR + 4.000%)
1,834,533	4.500	09/15/28	1,835,835

			8,832,734

Pharmaceuticals(d) – 0.5%
Bausch Health Cos., Inc. (1M LIBOR + 3.000%)
5,337,706	3.105	06/02/25	5,293,243
Gainwell Acquisition Corp. (3M LIBOR + 4.000%)
6,336,000	4.750	10/01/27	6,337,964
Organon & Co. (3M LIBOR + 3.000%)
700,773	3.500	06/02/28	699,547

			12,330,754

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Pipeline(d) – 0.1%
Freeport LNG Investments, LLLP (3M LIBOR + 3.500%)
$1,725,000	4.000%	12/21/28	$ 1,716,996

Retailers(d) – 0.2%
New Era Cap Co., Inc. (6M LIBOR + 6.000%)(b)
2,025,000	6.750	07/13/27	2,019,937
TruGreen LP (3M LIBOR + 8.500%)
2,650,000	9.250	11/02/28	2,669,875

			4,689,812

Semiconductors(d) – 0.0%
Allegro Microsystems, Inc. (3M LIBOR + 3.750%)
73,077	4.250	09/30/27	72,894

Services Cyclical - Business Services(d) – 0.1%
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 7.250%)
1,661,793	7.250	02/28/25	1,703,720

Services Cyclical - Consumer Services(d) – 0.1%
Asurion LLC (1M LIBOR + 3.250%)
3,291,886	3.355	12/23/26	3,267,197

Technology - Software/Services(d) – 2.0%
AppLovin Corp. (1M LIBOR + 3.250%)
841,327	3.355	08/15/25	839,753
Banff Merger Sub, Inc. (3M LIBOR + 3.750%)
4,329,896	3.974	10/02/25	4,312,403
Ceridian HCM Holding, Inc. (1M LIBOR + 2.500%)
2,902,500	2.605	04/30/25	2,861,981
Cloudera, Inc. (1M LIBOR + 3.750%)
3,250,000	4.250	10/08/28	3,239,860
ConnectWise LLC (3M LIBOR + 3.500%)
2,000,000	4.000	09/29/28	1,994,640
DCert Buyer, Inc.
(1M LIBOR + 4.000%)
2,065,663	4.105	10/16/26	2,064,382
(1M LIBOR + 7.000%)
2,700,000	7.105	02/19/29	2,712,150
Endure Digital, Inc. (3M LIBOR + 3.500%)
2,014,875	4.250	02/10/28	1,994,303
Epicor Software Corp.
(1M LIBOR + 3.250%)
4,048,750	4.000	07/30/27	4,036,806

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Technology - Software/Services(d) – (continued)
Epicor Software Corp. – (continued)
(1M LIBOR + 7.750%)
$1,275,000	8.750%		07/31/28	$ 1,299,709
Grab Holdings, Inc. (6M LIBOR + 4.50%)
3,027,125	5.500		01/29/26	3,027,125
Idera, Inc.
(1M LIBOR + 6.750%)
405,000	7.500		03/02/29	402,975
(3M LIBOR + 3.750%)
2,384,438	4.500		03/02/28	2,383,937
Loyalty Ventures, Inc. (1M LIBOR + 4.500%)
2,650,000	5.000		11/03/27	2,642,262
Peraton Corp. (1M LIBOR + 7.750%)
1,800,000	8.500		02/01/29	1,834,308
Taboola.com Ltd (3M LIBOR + 4.000%)
3,915,188	4.500		08/17/28	3,885,824
The Dun & Bradstreet Corp. (1M LIBOR + 3.250%)
3,491,482	3.358		02/06/26	3,475,910
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
1,612,875	3.855		05/04/26	1,609,569
Virtusa Corp. (1M LIBOR + 3.750%)
3,766,538	4.500		02/11/28	3,771,246

				48,389,143

Telecommunication Services(d) – 0.4%
Hoya Midco LLC (1M LIBOR + 3.500%)
5,692,554	4.500		06/30/24	5,678,323
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
2,023,967	1.855		03/01/27	1,988,871
Sorenson Communications LLC(3M LIBOR + 5.500%)
805,836	6.250		03/17/26	806,843

				8,474,037

Wireless Telecommunications – 0.3%
Intelsat Jackson Holdings S.A.
3,525,000	0.000	(l)	02/01/29	3,505,612
(1M PRIME + 4.750%)
3,000,000	8.000	(d)	11/27/23	2,990,370

				6,495,982

TOTAL BANK LOANS (Cost $188,855,563)				$ 189,417,783

Units	Expiration Date	Value

Warrant(j) – 0.0%
Aspect Software, Inc. Class B(b) (Technology – Software/Services)
194,739		$ 9,737
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)
1,888	02/09/26	66,514
Noble Corp. (Oil, Gas & Consumable Fuels)
5,288	02/05/28	58,499

TOTAL WARRANT (Cost $572,891)		$ 134,750

Shares	Dividend Rate	Value

Investment Companies(m) – 5.4%
Goldman Sachs Emerging Markets Equity Fund - Class R6
2,549	1.679%	$ 71,858
Goldman Sachs Financial Square Government Fund - Class R6
56,821,384	0.026	56,821,384
Goldman Sachs Financial Square Government Fund - Institutional Shares
37,969,582	0.026	37,969,582
Goldman Sachs High Yield Fund - Class R6
9,393	5.280	58,517
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
1,337,384	0.764	35,320,302

TOTAL INVESTMENT COMPANIES (Cost $118,511,083)		$ 130,241,643

Securities Lending Reinvestment Vehicle(m) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,937,500	0.026%	$ 3,937,500
(Cost $3,937,500)

TOTAL INVESTMENTS – 97.9% (Cost $2,138,695,131)		$2,354,549,290

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		50,786,585

NET ASSETS – 100.0%		$2,405,335,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2022.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2022.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Pay-in-kind securities.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $659,137, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2022.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

(j)	Security is currently in default and/or non-income producing.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Trident TPI Holdings, Inc. 09/15/2028, due 09/15/28	$155,739	$155,850	$111

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	30,164,028	EUR	26,682,023	02/10/22	$182,295
	USD	622,192	GBP	456,753	04/05/22	8,132

TOTAL						$190,427

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	3,070,059	USD	3,485,234	02/10/22	$(35,510)

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	2,163	03/18/22	$12,903,423	$1,145,154
S&P 500 E-Mini Index	169	03/18/22	38,060,912	(1,314,923)
Ultra Long U.S. Treasury Bonds	522	03/22/22	98,625,375	(2,647,588)
2 Year U.S. Treasury Notes	91	03/31/22	19,715,719	(154,793)
5 Year U.S. Treasury Notes	2	03/31/22	238,406	(2,523)
20 Year U.S. Treasury Bonds	89	03/22/22	13,850,625	(299,381)

Total				$(3,274,054)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(369)	03/22/22	(52,703,578)	426,758
5 Year German Euro-Bobl	(80)	03/08/22	(11,885,206)	190,132
10 Year German Euro-Bund	(33)	03/08/22	(6,269,561)	200,889
10 Year U.S. Treasury Notes	(398)	03/22/22	(50,931,562)	414,661

Total				$1,232,440

TOTAL FUTURES CONTRACTS				$(2,041,614)

SWAP CONTRACTS — At January 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M SOFR(b)	0.000%(b)	03/16/23		$2,150	$(19,769)	$(9,277)	$(10,492)
0.250%(c)	3M SOFR(c)	03/16/24		40	803	422	381
3M SOFR(c)	0.500(c)	03/16/25		420	(11,046)	(5,583)	(5,463)
(0.250)(d)	6M EURO(c)	03/16/25	EUR	360	4,411	701	3,710
3M SOFR(c)	1.000(c)	03/16/27		17,190	(407,726)	(46,346)	(361,380)
(0.250)(c)	6M EURO(c)	03/16/27		180	5,138	1,613	3,525

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M SOFR(c)	1.250%(c)	03/16/29	$1,450	$(29,580)	$10,664	$(40,244)
3M SOFR(c)	1.500(c)	03/16/32	22,470	(244,646)	443,909	(688,555)
1.750%(c)	3M SOFR(c)	03/16/42	70	(297)	(4,980)	4,683

TOTAL				$(702,712)	$391,123	$(1,093,835)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2022.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	11.916%	12/20/22	$550	$50,860	$39,231	$11,629

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*

MSGSHBC Index	0.050%	MS & Co. Int. PLC	02/09/22	$325	$(727,729)	$(727,729)

#	he Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There is no upfront payment on the swap contract, therefore the unrealized gain (loss) of the swap contract is equal to its market value.
(a)	Payments made quarterly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At January 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx Index	Citibank NA	4,316.540%	02/28/2022	(8,748)	$(8,748)	$(3,776,109,192)	$(233,858)	$—
SPX Index	JPMorgan Securities, Inc.	4,669.080	02/28/2022	(17,570)	(17,570)	(8,203,573,560)	(487,929)	—

TOTAL				(26,318)	$(26,318)	$(11,979,682,752)	$(721,787)	$—

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Automobiles – 0.4%
21,620	Thor Industries, Inc.	$ 2,045,036

Biotechnology – 1.1%
26,255	Amgen, Inc.	5,963,561

Building Products – 1.2%
43,800	A.O. Smith Corp.	3,347,196
10,250	Lennox International, Inc.	2,907,105

		6,254,301

Capital Markets – 5.2%
6,555	BlackRock, Inc.	5,394,372
14,602	Evercore, Inc. Class A	1,822,622
8,635	FactSet Research Systems, Inc.	3,643,020
14,575	Moody’s Corp.	4,999,225
12,955	S&P Global, Inc.	5,379,175
43,440	SEI Investments Co.	2,546,018
25,809	T. Rowe Price Group, Inc.	3,985,684

		27,770,116

Chemicals – 1.0%
17,836	The Sherwin-Williams Co.	5,110,192

Commercial Services & Supplies – 0.7%
118,037	Rollins, Inc.	3,641,441

Communications Equipment – 2.5%
134,020	Cisco Systems, Inc.	7,460,893
25,090	Motorola Solutions, Inc.	5,819,375

		13,280,268

Consumer Finance – 0.8%
36,540	Discover Financial Services	4,229,505

Distributors – 0.7%
8,185	Pool Corp.	3,898,106

Electric Utilities – 2.0%
138,130	NextEra Energy, Inc.	10,790,716

Electronic Equipment, Instruments & Components – 4.1%
80,685	Amphenol Corp. Class A	6,421,719
153,865	Corning, Inc.	6,468,485
10,490	Littelfuse, Inc.	2,831,985
42,443	TE Connectivity Ltd.	6,069,773

		21,791,962

Entertainment – 2.5%
165,665	Activision Blizzard, Inc.	13,089,192

Equity Real Estate Investment Trusts (REITs) – 2.3%
16,155	American Tower Corp.	4,062,983
33,160	Equity LifeStyle Properties, Inc.	2,596,096
15,105	Extra Space Storage, Inc.	2,993,660
55,815	Iron Mountain, Inc.	2,563,025

		12,215,764

Food & Staples Retailing – 2.0%
12,601	Costco Wholesale Corp.	6,365,143

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
102,625	The Kroger Co.	$ 4,473,424

		10,838,567

Food Products – 1.7%
24,855	Ingredion, Inc.	2,353,768
9,590	Sanderson Farms, Inc.	1,764,560
52,330	Tyson Foods, Inc. Class A	4,756,274

		8,874,602

Health Care Equipment & Supplies – 2.2%
57,920	Medtronic PLC	5,994,141
21,935	Stryker Corp.	5,440,977

		11,435,118

Health Care Providers & Services – 5.6%
13,205	Anthem, Inc.	5,823,273
58,305	CVS Health Corp.	6,210,066
13,640	Humana, Inc.	5,353,700
26,310	Quest Diagnostics, Inc.	3,552,376
23,036	The Ensign Group, Inc.	1,737,606
14,441	UnitedHealth Group, Inc.	6,824,383

		29,501,404

Hotels, Restaurants & Leisure – 1.4%
56,880	Starbucks Corp.	5,592,441
86,120	The Wendy’s Co.	1,983,344

		7,575,785

Household Products – 0.3%
6,390	WD-40 Co.	1,420,241

Independent Power and Renewable Electricity Producers – 0.2%
14,249	Atlantica Sustainable Infrastructure PLC	464,945
8,049	NextEra Energy Partners LP	605,446

		1,070,391

Industrial Conglomerates – 1.0%
33,055	3M Co.	5,487,791

Insurance – 3.5%
23,110	American Financial Group, Inc.	3,010,771
18,410	Aon PLC Class A	5,089,260
15,000	Primerica, Inc.	2,315,100
53,405	Principal Financial Group, Inc.	3,901,769
37,400	The Allstate Corp.	4,513,058

		18,829,958

IT Services – 7.8%
22,207	Accenture PLC Class A	7,851,951
31,070	Automatic Data Processing, Inc.	6,405,702
31,242	Broadridge Financial Solutions, Inc.	4,974,351
25,889	Jack Henry & Associates, Inc.	4,344,433
22,935	Mastercard, Inc. Class A	8,861,625

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
39,820	Visa, Inc. Class A	$ 9,006,090

		41,444,152

Leisure Products – 0.4%
25,805	Brunswick Corp.	2,342,836

Life Sciences Tools & Services – 2.1%
35,665	Agilent Technologies, Inc.	4,968,848
21,310	Danaher Corp.	6,090,185

		11,059,033

Machinery – 1.0%
43,955	Donaldson Co., Inc.	2,446,535
30,175	The Toro Co.	2,914,302

		5,360,837

Media – 3.9%
260,700	Comcast Corp. Class A	13,032,393
209,905	The Interpublic Group of Cos., Inc.	7,460,024

		20,492,417

Metals & Mining – 1.1%
18,180	Reliance Steel & Aluminum Co.	2,779,358
56,480	Steel Dynamics, Inc.	3,135,770

		5,915,128

Multiline Retail – 0.4%
7,540	Dillard’s, Inc. Class A	1,913,049

Oil, Gas & Consumable Fuels – 16.2%
1,807	Altus Midstream Co. Class A	113,895
117,845	Antero Midstream Corp.	1,172,558
37,474	BP Midstream Partners LP	658,043
51,391	Cheniere Energy Partners LP	2,530,493
7,962	Cheniere Energy, Inc.	890,948
93,697	Crestwood Equity Partners LP	2,574,794
159,820	DCP Midstream LP	4,540,486
12,659	Delek Logistics Partners LP	567,123
26,419	DTE Midstream LLC*	1,365,862
947,964	Energy Transfer LP	9,072,015
184,108	EnLink Midstream LLC	1,465,500
268,221	Enterprise Products Partners LP	6,340,744
10,191	Enviva, Inc.	713,166
68,647	Genesis Energy LP	775,025
32,362	Hess Midstream LP Class A	950,148
66,545	Holly Energy Partners LP	1,245,057
34,382	Kinder Morgan, Inc.	596,871
136,555	Magellan Midstream Partners LP	6,673,443
331,252	MPLX LP	10,871,691
193,202	NuStar Energy LP	3,241,930
25,848	ONEOK, Inc.	1,568,457
22,851	PBF Logistics LP	298,663
25,126	Pembina Pipeline Corp.	797,750
42,875	Phillips 66 Partners LP	1,795,605
606,188	Plains All American Pipeline LP	6,528,645
30,923	Rattler Midstream LP	401,999
125,899	Shell Midstream Partners LP	1,601,435
9,922	Sunoco LP	445,795

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
85,923	Targa Resources Corp.	$ 5,076,331
11,306	TC Energy Corp.	583,955
90,431	The Williams Cos., Inc.	2,707,504
326,026	Western Midstream Partners LP	7,772,460

		85,938,391

Personal Products – 1.1%
17,970	The Estee Lauder Cos., Inc. Class A	5,602,866

Pharmaceuticals – 0.4%
52,030	Perrigo Co. PLC	1,980,782

Professional Services – 1.0%
16,495	Insperity, Inc.	1,773,707
31,080	Robert Half International, Inc.	3,520,121

		5,293,828

Semiconductors & Semiconductor Equipment – 4.6%
16,384	KLA Corp.	6,377,800
29,922	Power Integrations, Inc.	2,415,005
43,820	QUALCOMM, Inc.	7,701,803
43,458	Texas Instruments, Inc.	7,800,276

		24,294,884

Software – 4.5%
13,685	Intuit, Inc.	7,598,323
27,295	Microsoft Corp.	8,488,199
93,320	Oracle Corp.	7,573,851

		23,660,373

Specialty Retail – 5.0%
41,085	Best Buy Co., Inc.	4,078,919
24,780	Dick’s Sporting Goods, Inc.	2,859,612
24,970	Lowe’s Cos., Inc.	5,926,629
17,085	The Home Depot, Inc.	6,269,853
19,050	Tractor Supply Co.	4,158,806
20,120	Williams-Sonoma, Inc.	3,230,065

		26,523,884

Technology Hardware, Storage & Peripherals – 1.1%
163,346	HP, Inc.	5,999,699

Textiles, Apparel & Luxury Goods – 2.4%
24,610	Columbia Sportswear Co.	2,285,531
43,045	NIKE, Inc. Class B	6,373,673
62,098	VF Corp.	4,049,410

		12,708,614

Trading Companies & Distributors – 1.8%
80,015	Fastenal Co.	4,535,250
22,833	MSC Industrial Direct Co., Inc. Class A	1,864,086
11,159	Watsco, Inc.	3,153,087

		9,552,423

TOTAL COMMON STOCKS (Cost $360,973,323)		$515,197,213

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 2.1%
Goldman Sachs Financial Square Government Fund - Class R6
11,065,626	0.026%	$ 11,065,626
Goldman Sachs Financial Square Government Fund - Institutional Shares
378,445	0.026	378,445

TOTAL INVESTMENT COMPANIES (Cost $11,444,071)		$ 11,444,071

TOTAL INVESTMENTS – 99.3% (Cost $372,417,394)		$526,641,284

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,491,585

NET ASSETS – 100.0%		$530,132,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents affiliated funds.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	70	03/18/22	$15,764,875	$(445,309)

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds’, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2022:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,023,217	$—	$—
Europe	199,269,549	15,224,577	—
North America	675,488,355	9,326,651	1,947
Fixed Income
Corporate Obligations	—	1,122,637,012	—
Mortgage-Backed Obligations	—	143,927	—
Foreign Debt Obligations	—	2,702,379	—
Bank Loans	—	186,768,940	2,648,843
Unfunded Loan Commitment	—	111	—
Warrants	—	125,013	9,737
Investment Companies	130,241,643	—	—
Securities Lending Reinvestment Vehicle	3,937,500	—	—

Total	$1,014,960,264	$1,336,928,610	$2,660,527

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$190,427	$—
Futures Contracts	2,377,594	—	—
Interest Rate Swap Contracts	—	12,299	—
Credit Default Swap Contracts	—	11,629	—

Total	$2,377,594	$214,355	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(35,510)	$—
Futures Contracts(b)	(4,419,208)	—	—
Interest Rate Swap Contracts(b)	—	(1,106,134)	—
Total Return Swap Contracts	—	(727,729)	—
Written option contracts	—	(721,787)	—

Total	$(4,419,208)	$(2,591,160)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$27,450,852	$—	$—
North America	487,746,361	—	—
Investment Companies	11,444,071	—	—

Total	$526,641,284	$—	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(445,309)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Income Builder Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.